Summary of Significant Accounting Policies: Reclassifications (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Reclassifications	Reclassifications Certain amounts in the March 31, 2013 condensed consolidated financial statement have been reclassified to conform to the March 31, 2014presentation.	Reclassifications Certain amounts in the June 30, 2012 consolidated financial statement have been reclassified to conform to the June 30, 2013 presentation.